UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment                  [_];  Amendment Number: ______

This Amendment (Check only one.):        [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Kingdom Ridge Capital, L.L.C.
Address:    81 Main Street, Suite 209
            White Plains, NY 10601

Form 13F File Number: 028-13333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Manley
Title:      Chief Financial Officer
Phone:      (914) 517-8654

Signature, Place, and Date of Signing:

/s/ Michael Manley            White Plains, New York            May 17, 2010
-------------------          ------------------------         ------------------
   [Signature]                   [City, State]                      [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $229,100
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name

1.      028-13335                       Kingdom Ridge Capital Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                     Kingdom Ridge Capital, LLC
COLUMN 1                      COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6     COL 7           COLUMN 8

                              TITLE OF              VALUE     SHS OR    SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS      CUSIP      (x$1000)  PRN AMT   PRN CALL  DISCRETION   MGRS    SOLE     SHARED     NONE
--------------                --------   ------     ------    --------   -------  ----------   -----   ----     ------    ------
AKAMAI TECHNOLOGIES INC       COM        00971T101   9,426      300,000 SH  PUT   DEFINED      1         300,000
ALTERA CORP                   COM        021441100   2,430      100,000 SH  PUT   DEFINED      1         100,000
APPLIED MICRO CIRCUITS CORP   COM NEW    03822W406  40,647    4,710,000 SH        DEFINED      1       4,710,000
ARUBA NETWORKS INC            COM        043176106     683       50,000 SH        DEFINED      1          50,000
AVNET INC                     COM        053807103   2,400       80,000 SH        DEFINED      1          80,000
BROADCOM CORP                 CL A       111320107   1,992       60,000 SH        DEFINED      1          60,000
COMMSCOPE INC                 COM        203372107  12,609      450,000 SH        DEFINED      1         450,000
FORMFACTOR INC                COM        346375108   8,702      490,000 SH        DEFINED      1         490,000
INTEL CORP                    COM        458140100  27,863    1,250,000 SH        DEFINED      1       1,250,000
INTEL CORP                    COM        458140100  16,718      750,000 SH  CALL  DEFINED      1         750,000
KULICKE & SOFFA INDS INC      COM        501242101   1,088      150,000 SH        DEFINED      1         150,000
MICROCHIP TECHNOLOGY INC      COM        595017104   4,224      150,000 SH  PUT   DEFINED      1         150,000
MICROSOFT CORP                COM        594918104  42,467    1,450,000 SH        DEFINED      1       1,450,000
MICROSOFT CORP                COM        594918104   7,323      250,000 SH  CALL  DEFINED      1         250,000
NETAPP INC                    COM        64110D104   1,627       50,000 SH        DEFINED      1          50,000
NVIDIA CORP                   COM        67066G104   3,480      200,000 SH  PUT   DEFINED      1         200,000
QLOGIC CORP                   COM        747277101  21,823    1,075,000 SH        DEFINED      1       1,075,000
SKYWORKS SOLUTIONS INC        COM        83088M102   4,680      300,000 SH        DEFINED      1         300,000
TAKE-TWO INTERACTIVE SOFTWAR  COM        874054109   1,974      200,000 SH        DEFINED      1         200,000
TAKE-TWO INTERACTIVE SOFTWAR  COM        874054109   5,922      600,000 SH  CALL  DEFINED      1         600,000
TELLABS INC                   COM        879664100   2,271      300,000 SH        DEFINED      1         300,000
TERADYNE INC                  COM        880770102     398       35,600 SH        DEFINED      1          35,600
TEXAS INSTRS INC              COM        882508104   6,118      250,000 SH        DEFINED      1         250,000
VERIGY LTD                    SHS        Y93691106   2,236      200,000 SH        DEFINED      1         200,000






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